Note 15 - Stock-Based Compensation Plans (Detail) - RSU plan activity (Cash Settled Restricted Share Unit Plan [Member])	12 Months Ended
Jan. 31, 2013
Balance	385,640
Unvested at January 31, 2013	230,431
Unvested at January 31, 2013	1 year 146 days
Granted	65,441
Vested and settled in cash	(209,592)
Balance	241,489
Balance	1 year 146 days
Ending Balance [Member]
Vested at January 31, 2013	11,058